Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund	November 30, 2021 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 96.59%
Corporate Revenue Bonds — 1.82%
Cottonwood
(Extreme Holdings LLC Project) Series A 144A 5.00% 12/1/50 (AMT) #	1,210,000	$ 1,231,538
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	2,975,000	3,019,060
		4,250,598
Education Revenue Bonds — 22.40%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/37	850,000	914,124
Series A 4.25% 7/1/47	750,000	805,170
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/39	1,270,000	1,334,694
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	266,423
Series A 5.00% 7/1/45	230,000	242,682
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	1,000,000	1,110,450
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project) Series A 5.00% 11/1/48	1,000,000	1,097,850
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy)
Series A 5.375% 8/1/50	660,000	755,568
Series A 5.75% 8/1/44	585,000	609,482
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	235,000	254,738
Series A 5.00% 7/1/47	710,000	762,561

(Parnassus Preparatory School Project) Series A 5.00% 11/1/47	650,000	719,927
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	165,000	174,520
Series A 5.00% 7/1/44	495,000	518,265
NQ-313 [11/21] 1/22 (1983294)    1

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/36	1,000,000	$ 1,073,510
Series A 5.00% 7/1/47	800,000	853,616
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
144A 4.75% 8/1/43 #	750,000	795,195
144A 5.00% 8/1/53 #	570,000	607,506
5.25% 8/1/39	800,000	854,832
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/32	1,150,000	1,304,341
5.00% 5/1/47	1,500,000	1,663,860

(Carleton College) 4.00% 3/1/37	635,000	714,375
(Gustavus Adolphus College) 5.00% 10/1/47	1,000,000	1,185,370
(Macalester College)
3.00% 3/1/40	365,000	401,599
3.00% 3/1/43	325,000	354,416
4.00% 3/1/31	125,000	154,393
4.00% 3/1/32	155,000	190,090
4.00% 3/1/33	150,000	183,435
4.00% 3/1/34	150,000	183,233
4.00% 3/1/35	125,000	152,016
4.00% 3/1/36	125,000	151,619
4.00% 3/1/37	100,000	121,100
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	258,745
4.00% 5/1/25	200,000	206,680
4.00% 5/1/26	100,000	103,182
(St. Catherine University)
Series A 4.00% 10/1/37	580,000	658,358
Series A 5.00% 10/1/32	715,000	874,845
Series A 5.00% 10/1/45	670,000	801,548

(St. John's University) Series 8-I 5.00% 10/1/34	215,000	246,450
(St. Olaf College)
3.00% 10/1/41	530,000	581,807
4.00% 10/1/50	935,000	1,101,393
Series 8-G 5.00% 12/1/31	205,000	236,994
2    NQ-313 [11/21] 1/22 (1983294)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Olaf College)
Series 8-G 5.00% 12/1/32	205,000	$ 236,933
Series 8-N 4.00% 10/1/34	800,000	903,600
Series 8-N 4.00% 10/1/35	590,000	665,839
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	332,007
Series B 5.00% 10/1/39	770,000	849,895
(University of St. Thomas)
4.00% 10/1/37	500,000	584,265
4.00% 10/1/41	1,000,000	1,160,170
4.00% 10/1/44	950,000	1,095,597
Series A 4.00% 10/1/35	400,000	457,080
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 5.00% 9/1/44	1,435,000	1,495,801
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	750,000	676,740
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,750,000	1,840,720
(Great River School Project) Series A 144A 5.50% 7/1/52 #	265,000	297,211
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/43	250,000	294,520
Series A 5.00% 9/1/55	1,000,000	1,165,370
Series A 5.75% 9/1/46	500,000	572,290
Series A 6.00% 9/1/51	3,500,000	4,036,480
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	1,270,000	1,342,212
Series A 4.125% 9/1/47	500,000	525,825

(Twin Cities Academy Project) Series A 5.375% 7/1/50	1,500,000	1,647,330
University of Minnesota
Series A 5.00% 4/1/34	2,115,000	2,471,483
Series A 5.00% 9/1/40	900,000	1,097,928
Series A 5.00% 9/1/41	620,000	755,929

(State Supported Biomedical Science Research Facilities Funding Program) Series A 5.00% 8/1/36	300,000	441,105
NQ-313 [11/21] 1/22 (1983294)    3

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Woodbury Charter School Lease Revenue
(MSA Building Company) Series A 4.00% 12/1/50	450,000	$ 488,417
(Woodbury Leadership Academy Project)
Series A 4.00% 7/1/51	660,000	719,156
Series A 4.00% 7/1/56	575,000	624,553
		52,359,418
Electric Revenue Bonds — 5.20%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project) 5.00% 1/1/42	1,500,000	1,505,820
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	513,133
Series A 5.00% 12/1/26	360,000	376,589
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	185,422
5.00% 10/1/28	500,000	561,585
5.00% 10/1/47	745,000	870,659
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/26	500,000	584,500
5.00% 1/1/28	500,000	581,875
5.00% 1/1/29	470,000	545,524
5.00% 1/1/33	225,000	267,071
5.00% 1/1/34	200,000	237,476
Series A 5.00% 1/1/24	335,000	351,428
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	165,000	162,525
Series AAA 5.25% 7/1/25 ‡	95,000	93,813
Series CCC 5.25% 7/1/27 ‡	650,000	641,875
Series WW 5.00% 7/1/28 ‡	585,000	576,225
Series XX 4.75% 7/1/26 ‡	105,000	103,031
Series XX 5.25% 7/1/40 ‡	295,000	291,313
Series XX 5.75% 7/1/36 ‡	370,000	367,687
Series ZZ 4.75% 7/1/27 ‡	85,000	83,406
Series ZZ 5.25% 7/1/24 ‡	130,000	128,375
Rochester Electric Utility Revenue
Series A 5.00% 12/1/34	450,000	539,537
Series A 5.00% 12/1/35	500,000	598,405
Series A 5.00% 12/1/36	520,000	621,218
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	400,000	460,636
4    NQ-313 [11/21] 1/22 (1983294)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/32	800,000	$ 902,696
		12,151,824
Healthcare Revenue Bonds — 31.22%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.125% 11/1/49	400,000	422,048
Apple Valley Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	840,000	877,565
5.00% 9/1/43	535,000	561,236
5.00% 9/1/58	1,175,000	1,226,465
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	535,000	414,524
4th Tier Series D 7.00% 1/1/37	490,000	398,850
4th Tier Series D 7.25% 1/1/52	1,495,000	1,154,170
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System - St. Peter Communities Project) Series A 5.50% 12/1/48	1,280,000	1,350,054
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project) 5.25% 6/1/58	1,475,000	1,528,233
Brooklyn Center Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project) Series A 5.50% 11/1/35	645,000	524,598
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/39	250,000	252,493
5.00% 9/1/52	1,500,000	1,576,065
City of West St. Paul Minnesota
(Walker Westwood Ridge Campus Project) 5.00% 11/1/49	1,500,000	1,533,060
Crookston Health Care Facilities Revenue
(Riverview Health Project) 5.00% 5/1/51	1,025,000	1,084,091
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A 5.00% 8/1/51 #	870,000	882,519
NQ-313 [11/21] 1/22 (1983294)    5

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	$ 339,321
Series A 5.00% 4/1/40	315,000	318,739
Series A 5.00% 4/1/48	185,000	186,717
Duluth Economic Development Authority
(Benedictine Health System) Series A 4.00% 7/1/41	930,000	998,848
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,500,000	2,863,175
Series A 5.00% 2/15/48	1,590,000	1,885,978
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	2,000,000	2,047,800
6.00% 6/15/39	1,000,000	1,023,740
Series A 4.00% 6/15/38	400,000	459,888
Series A 4.00% 6/15/39	250,000	286,523
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/31	185,000	186,182
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 5.375% 8/1/34	750,000	757,432
(St. John's Lutheran Home of Albert Lea Project) 5.375% 10/1/44	165,000	167,645
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	1,155,000	1,296,106
5.00% 5/1/26	1,300,000	1,533,766
5.00% 5/1/29	500,000	600,640

(North Memorial Health Care) 5.00% 9/1/30	610,000	692,411
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Incorporate Project) 5.00% 7/1/49	1,000,000	1,062,810
Minneapolis Health Care System Revenue
(Allina Health System) 4.00% 11/15/39	1,000,000	1,214,470
(Fairview Health Services)
Series A 4.00% 11/15/48	1,000,000	1,131,080
Series A 5.00% 11/15/33	1,200,000	1,382,100
Series A 5.00% 11/15/34	500,000	575,875
Series A 5.00% 11/15/44	1,000,000	1,145,480
6    NQ-313 [11/21] 1/22 (1983294)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/49	1,450,000	$ 1,774,568
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.375% 11/1/50	1,700,000	1,732,453
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/29	415,000	504,511
Morris Health Care Facilities Revenue
(Farmington Health Services)
4.10% 8/1/44	500,000	510,585
4.20% 8/1/49	1,500,000	1,524,570
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 5.25% 12/1/23	175,000	183,654
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	1,790,000	1,817,566
Rochester, Minnesota
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	950,000	1,010,192
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A 5.25% 9/1/22	1,080,000	1,099,699
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	830,082
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	140,041
5.00% 9/1/34	105,000	115,997
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	250,000	285,458
5.00% 5/1/48	3,900,000	4,779,762
Series A 4.00% 5/1/37	1,440,000	1,608,696
Series A 5.00% 5/1/26	1,000,000	1,186,510
Series A 5.00% 5/1/46	2,000,000	2,326,580
NQ-313 [11/21] 1/22 (1983294)    7

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Joseph Senior Housing & Healthcare Revenue
(Woodcrest Country Manor Project) 5.00% 7/1/55	1,000,000	$ 1,017,550
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	645,000	734,662
Series A 5.00% 11/15/47	485,000	584,643
(HealthPartners Obligated Group Project)
Series A 4.00% 7/1/33	1,320,000	1,449,307
Series A 5.00% 7/1/29	1,000,000	1,149,030
Series A 5.00% 7/1/32	900,000	1,031,040
Series A 5.00% 7/1/33	1,540,000	1,762,453
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Episcopal Homes Obligated Group) Series A 4.00% 11/1/42	700,000	715,687
(Episcopal Homes Project) 5.125% 5/1/48	1,700,000	1,742,449
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	1,000,690
St. Paul Housing & Redevelopment Authority Revenue
(Amherst H. Wilder Foundation Project) Series A 5.00% 12/1/36	1,000,000	1,237,540
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	1,500,840
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
4.00% 8/1/38	500,000	525,360
4.00% 8/1/39	400,000	419,864
4.00% 8/1/44	350,000	365,904
5.00% 8/1/54	350,000	373,965
		72,984,605
Housing Revenue Bonds — 1.66%
Bethel Senior Housing Revenue
(Birchwood Landing at the Lakes at Stillwater Project) 5.00% 5/1/54	1,000,000	1,051,010
8    NQ-313 [11/21] 1/22 (1983294)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minneapolis–St. Paul Housing Finance Board Single Family Mortgage-Backed Securities Program
(City Living Project) Series A-2 5.00% 12/1/38 (GNMA) (FNMA) (FHLMC) (AMT)	114	$ 114
Minnesota Housing Finance Agency
Series I 2.20% 1/1/51	665,000	657,505
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure) Series C 5.00% 8/1/33	100,000	111,637
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	1,275,000	1,309,336
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	750,735
		3,880,337
Lease Revenue Bonds — 1.92%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	1,862,823
Series A 5.00% 6/1/43	1,000,000	1,061,680
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure) Series C 5.00% 8/1/32	1,415,000	1,580,470
		4,504,973
Local General Obligation Bonds — 7.51%
Anoka-Hennepin Independent School District No. 11
Series A 3.00% 2/1/43	500,000	536,770
Duluth General Obligation Entertainment Convention Center Improvement
Series A 5.00% 2/1/34	1,000,000	1,167,500
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	440,000	498,344
Series A 4.20% 3/1/34	750,000	797,108
Hennepin County
Series A 5.00% 12/1/33	1,560,000	2,077,327
Series A 5.00% 12/1/37	910,000	1,121,211
Series C 5.00% 12/1/37	2,500,000	3,005,575
Lakeville Independent School District No. 194
Series B 4.00% 2/1/29	1,625,000	1,962,919
NQ-313 [11/21] 1/22 (1983294)    9

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/28	1,000,000	$ 1,141,440
Series A 5.00% 2/1/29	1,000,000	1,140,080
Series A 5.00% 2/1/31	1,000,000	1,139,740
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	160,000	189,309
Series A 4.00% 2/1/37	215,000	253,895
Series A 4.00% 2/1/38	220,000	259,400
Series B 4.00% 2/1/36	335,000	396,365
Series B 4.00% 2/1/37	445,000	525,505
Series B 4.00% 2/1/38	465,000	548,277
Wayzata Independent School District No. 284
(School Building) Series A 5.00% 2/1/28	650,000	788,476
		17,549,241
Pre-Refunded/Escrowed to Maturity Bonds — 3.52%
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/43-23 §	500,000	539,940
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/25-22 §	325,000	337,967
Series 7-Q 5.00% 10/1/26-22 §	280,000	291,172
Rice County Educational Facilities Revenue
(Shattuck-St. Mary's School) Series A 144A 5.00% 8/1/22 #	1,520,000	1,568,093
Rochester Health Care Facilities Revenue
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	359,527
5.00% 7/1/27-23 §	245,000	262,804
5.00% 7/1/28-23 §	225,000	241,351
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	275,000	322,388
Series A 5.00% 11/15/30-25 §	205,000	240,326
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/30-24 §	500,000	548,905
Series A 5.00% 1/1/33-24 §	750,000	823,357
Series A 5.00% 1/1/34-24 §	450,000	494,015
10    NQ-313 [11/21] 1/22 (1983294)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/40-24 §	2,000,000	$ 2,195,620
		8,225,465
Special Tax Revenue Bonds — 4.94%
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/31	250,000	268,895
Minneapolis Tax Increment Revenue
(Grant Park Project)
4.00% 3/1/27	200,000	204,998
4.00% 3/1/30	260,000	265,527
(Village of St. Anthony Falls Project)
4.00% 3/1/24	700,000	719,551
4.00% 3/1/27	650,000	666,237
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.554% 7/1/46 ^	4,470,000	1,494,768
Series A-1 4.75% 7/1/53	3,155,000	3,575,593
Series A-1 5.00% 7/1/58	275,000	315,714
Series A-2 4.536% 7/1/53	3,000,000	3,361,260
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	600,000	676,116
		11,548,659
State General Obligation Bonds — 10.52%
Commonwealth of Puerto Rico
(Public Improvement) Series B 5.75% 7/1/38 ‡	920,000	894,700
Minnesota
Series A 5.00% 8/1/27	750,000	872,903
Series A 5.00% 8/1/29	1,000,000	1,163,480
Series A 5.00% 8/1/30	1,250,000	1,582,787
Series A 5.00% 8/1/33	660,000	835,685
Series A 5.00% 8/1/34	2,185,000	2,765,533
Series A 5.00% 8/1/35	1,000,000	1,285,330
Series D 5.00% 8/1/26	1,000,000	1,202,600
Series D 5.00% 8/1/27	1,000,000	1,201,060
Series E 5.00% 10/1/26	1,085,000	1,311,472
(Various Purposes)
Series A 4.00% 9/1/39	1,690,000	2,091,814
Series A 4.00% 9/1/40	530,000	654,762
NQ-313 [11/21] 1/22 (1983294)    11

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota
(Various Purposes)
Series A 5.00% 9/1/31	2,000,000	$ 2,722,220
Series A 5.00% 8/1/32	1,915,000	2,142,732
Series A 5.00% 8/1/38	1,000,000	1,259,660
Series A 5.00% 8/1/38	2,000,000	2,612,660
		24,599,398
Transportation Revenue Bonds — 4.91%
Minneapolis–St. Paul Metropolitan Airports Commission Revenue
(Senior) Series C 5.00% 1/1/46	185,000	219,682
(Subordinate)
Series A 5.00% 1/1/32	500,000	545,730
Series A 5.00% 1/1/49	1,500,000	1,842,645
Series B 5.00% 1/1/29	2,130,000	2,137,966
Series B 5.00% 1/1/44 (AMT)	4,000,000	4,907,840
Series B 5.00% 1/1/49 (AMT)	1,500,000	1,829,565
		11,483,428
Water & Sewer Revenue Bonds — 0.97%
Metropolitan Council General Obligation Wastewater Revenue (Minneapolis–St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	965,000	1,113,494
Series C 4.00% 3/1/32	1,000,000	1,151,680
		2,265,174
Total Municipal Bonds (cost $214,497,558)		225,803,120

Short-Term Investments — 2.51%
Variable Rate Demand Notes — 2.51%¤
Minneapolis Health Care System Revenue
(Fairview Health Services) Series C 0.03% 11/15/48 (LOC – Wells Fargo Bank N.A.)	3,100,000	3,100,000
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System)
Series B-1A 0.04% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	1,950,000	1,950,000
12    NQ-313 [11/21] 1/22 (1983294)

(Unaudited)
	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System)
Series B-2 0.04% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	805,000	$ 805,000
Total Short-Term Investments (cost $5,855,000)		5,855,000
Total Value of Securities—99.10% (cost $220,352,558)		231,658,120

Receivables and Other Assets Net of Liabilities—0.90%		2,107,300
Net Assets Applicable to 20,750,015 Shares Outstanding—100.00%		$233,765,420
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2021, the aggregate value of Rule 144A securities was $8,401,122, which represents 3.59% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2021.
Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
USD – US Dollar
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